Goodwill and other intangible assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Feb. 08, 2022	Sep. 14, 2021	Sep. 28, 2020	Jan. 23, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 49,892	€ 48,056	€ 44,364	[1]
Intangible assets other than goodwill	21,640	21,407	18,341	[1]
Gross value
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	571	616	818
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 12,700	11,700	11,400
Useful life, intangible assets other than goodwill (in years)	10 years
Technological Platforms
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 2,200	€ 1,200	€ 200
Useful life, intangible assets other than goodwill (in years)	18 years
Acquisitions and other increases	€ 525
Other intangible assets excluding software
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	472
Enjaymo | Gross value
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	854
Enjaymo | Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	€ 363
Amunix
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date					€ 493
Goodwill					€ 609
Translate Bio
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date						€ 396
Goodwill						€ 2,118
Principia
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date							€ 2,534
Goodwill							€ 912
Synthorx
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date								€ 1,549
Goodwill								€ 930

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.